UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/04

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Levy Harkins & Co., Inc.
Address: 570 Lexington Avenue
         NY, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Lucia LoScalzo
Title: Office Manager
Phone: 212-888-3030

Signature,                             Place, and Date of Signing:


/s/ Lucia LoScalzo                     570 Lexington, NYC 10022   10/26/04
-----------------------------------    -----------------------------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       --
                                         -----------

Form 13F Information Table Entry Total:  19
                                         -----------

Form 13F Information Table Value Total:  $220,547
                                         -----------
                                         (thousands)

List of Other Included Managers:

FORM 13F INFORMATION TABLE

           I                     II           III         IV        V                    VI       VII                VIII
                              TITLE OF                   VALUE   SHARES/  SH/   PUT/   INVSTMT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             CLASS         CUSIP     (x$1000)  PRN AMT  PRN   CALL   DSCRETN  MANAGERS     SOLE    SHARED    NONE
-----------------------    -------------  -----------  --------  -------  ---   ----   -------  --------    ------   ------   -----
American Express           COM            025816 10 9  13,815    268,461               Sole     None                          None
American Int.l Group       COM            026874 10 7  10,898    160,284               Sole     None                          None
Asia Satellite Telecom.    Sponsored ADR  04516X 10 6     646     33,310               Sole     None                          None
Berkshire Hathaway         CL B           084670 20 7  20,863      7,267               Sole     None                          None
Bear, Stearns & Co.        COM            073902 10 8  23,915    248,670               Sole     None                          None
Boeing Company             COM            097023 10 5   8,042    155,788               Sole     None                          None
Cabot Corporation          COM            127055 10 1   9,309    241,360               Sole     None                          None
Countrywide Financial Co.  COM            222372 10 4  22,718    576,751               Sole     None                          None
Echostar Comm.             CL A           278762 10 9  21,889    703,370               Sole     None                          None
Ethan Allen Interiors      COM            297602 10 4   7,169    206,308               Sole     None                          None
Geron Corporation          COM            374163 10 3   2,766    461,775               Sole     None                          None
Fidelity National Fin.     COM            316326 10 7  16,969    445,392               Sole     None                          None
Gannett Incorporated       COM            364730 10 1  10,748    128,315               Sole     None                          None
Moody's Corporation        COM            615369 10 5  12,758    174,169               Sole     None                          None
Qualcomm Inc.              COM            747525 10 3  16,401    420,110               Sole     None                          None
Scotts CO                  CL A           810186 10 6   8,387    130,740               Sole     None                          None
Traffix, Inc.              COM            892721 10 1     378     64,000               Sole     None                          None
Regis Corp.-MINN           COM            758932 10 7  11,680    290,391               Sole     None                          None
Worldpoint Terminals       COM            981912 20 7   1,196    301,800               Sole     None                          None